S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Mr. Christopher Sorrells [Member]	Feb. 24, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Sorrells
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Chief Executive Officer and Chairman of the Board